Unaudited Condensed Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class B CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive loss CNY (¥)	TuanChe Limited shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2020	¥ 181	¥ 35	¥ (45,886)	¥ 1,221,339	¥ (881,700)	¥ (5,805)	¥ 288,164	¥ (1,103)	¥ 287,061
Balance (in Shares) at Dec. 31, 2020 | shares	265,384,415	55,260,580	(14,907,047)
Shares issuance for vested restricted shares	¥ 1			(1)
Shares issuance for vested restricted shares (in Shares) | shares	2,023,845
Share-based compensation				9,797			9,797		9,797
Net loss					(101,945)		(101,945)		(101,945)
Foreign currency translation adjustment						(1,603)	(1,603)		(1,603)
Balance at Dec. 31, 2021	¥ 182	¥ 35	¥ (45,886)	1,231,135	(983,645)	(7,408)	194,413	(1,103)	193,310
Balance (in Shares) at Dec. 31, 2021 | shares	267,408,260	55,260,580	(14,907,047)
Shares issuance for vested restricted shares	¥ 2			(2)
Shares issuance for vested restricted shares (in Shares) | shares	3,648,500
Acquisition of non-controlling interests				(1,103)			(1,103)	1,103
Issuance of common shares and Pre-funded warrants, net of issuance costs	¥ 51			56,639			56,690		56,690
Issuance of common shares and Pre-funded warrants, net of issuance costs (in Shares) | shares	71,272,736
Share-based compensation				10,282			10,282		10,282
Net loss					(166,490)		(166,490)		(166,490)
Foreign currency translation adjustment						(1,008)	(1,008)		(1,008)
Balance at Dec. 31, 2022	¥ 235	¥ 35	¥ (45,886)	1,296,951	(1,150,135)	(8,416)	92,784		92,784
Balance (in Shares) at Dec. 31, 2022 | shares	342,329,496	55,260,580	(14,907,047)
Shares issuance for vested restricted shares
Shares issuance for vested restricted shares (in Shares) | shares	3,712,500
Share-based compensation				4,007			4,007		4,007
Net loss					(30,698)		(30,698)		(30,698)
Foreign currency translation adjustment						(34)	(34)		(34)
Balance at Jun. 30, 2023	¥ 235	¥ 35	¥ (45,886)	1,300,958	(1,180,833)	(8,450)	66,059		66,059
Balance (in Shares) at Jun. 30, 2023 | shares	346,041,996	55,260,580	(14,907,047)
Balance at Dec. 31, 2022	¥ 235	¥ 35	¥ (45,886)	1,296,951	(1,150,135)	(8,416)	92,784		92,784
Balance (in Shares) at Dec. 31, 2022 | shares	342,329,496	55,260,580	(14,907,047)
Shares issuance for vested restricted shares	¥ 1			(1)
Shares issuance for vested restricted shares (in Shares) | shares	20,593,750
Share-based compensation				9,546			9,546		9,546
Net loss					(82,971)		(82,971)		(82,971)	$ (11,687)
Foreign currency translation adjustment						125	125		125	18
Balance at Dec. 31, 2023	¥ 236	¥ 35	¥ (45,886)	1,306,496	(1,233,106)	(8,291)	19,484		19,484	2,745
Balance (in Shares) at Dec. 31, 2023 | shares	362,923,246	55,260,580	(14,907,047)
Shares issuance for vested restricted shares	¥ 1			(1)
Shares issuance for vested restricted shares (in Shares) | shares	2,184,240
Share-based compensation			¥ 6,308	9,197			15,505		15,505
Share-based compensation (in Shares) | shares			1,191,498
Net loss					(40,675)		(40,675)		(40,675)	(5,596)
Foreign currency translation adjustment						(27)	(27)		(27)	(4)
Balance at Jun. 30, 2024	¥ 237	¥ 35	¥ (39,578)	¥ 1,315,692	¥ (1,273,781)	¥ (8,318)	¥ (5,713)		¥ (5,713)	$ (787)
Balance (in Shares) at Jun. 30, 2024 | shares	365,107,486	55,260,580	(13,715,549)